Average Annual Total Returns - Class K Shares - BLACKROCK LIFEPATH INDEX 2025 FUND - Class K Shares	Apr. 30, 2021
Average Annual Return:
1 Year	12.42%
5 Years	9.27%
Since Inception	7.48%
Inception Date	May 31, 2011
After Taxes on Distributions
Average Annual Return:
1 Year	11.39%
5 Years	8.33%
Since Inception	6.61%
Inception Date	May 31, 2011
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.36%
5 Years	6.93%
Since Inception	5.68%
Inception Date	May 31, 2011